Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Financial Assets at Fair Value through Profit and Loss [text block table]	in € m. Dec 31, 2023 Dec 31, 2022 Financial assets classified as held for trading: Trading assets: Trading securities 115,832 84,012 Other trading assets1 9,443 8,855 Total trading assets 125,275 92,867 Positive market values from derivative financial instruments 251,877 299,856 Total financial assets classified as held for trading 377,151 392,722 Non-trading financial assets mandatory at fair value through profit or loss: Securities purchased under resale agreements 65,937 63,855 Securities borrowed 13,036 17,414 Loans 812 1,037 Other financial assets mandatory at fair value through profit or loss 8,261 7,348 Total Non-trading financial assets mandatory at fair value through profit or loss 88,047 89,654 Financial assets designated at fair value through profit or loss: Loans 75 168 Other financial assets designated at fair value through profit or loss 0 0 Total financial assets designated at fair value through profit or loss 75 168 Total financial assets at fair value through profit or loss 465,273 482,545 1 Includes traded loans of € 8.2 billion and € 8.0 billion at December 31, 2023 and 2022 respectively
Financial Liabilities at Fair Value through Profit and Loss [text block table]	in € m. Dec 31, 2023 Dec 31, 2022 Financial liabilities classified as held for trading: Trading liabilities: Trading securities 43,114 49,860 Other trading liabilities 890 756 Total trading liabilities 44,005 50,616 Negative market values from derivative financial instruments 238,278 282,418 Total financial liabilities classified as held for trading 282,283 333,035 Financial liabilities designated at fair value through profit or loss: Securities sold under repurchase agreements 72,377 48,517 Loan commitments 5 12 Long-term debt 10,709 5,250 Other financial liabilities designated at fair value through profit or loss 636 856 Total financial liabilities designated at fair value through profit or loss 83,727 54,634 Investment contract liabilities 484 469 Total financial liabilities at fair value through profit or loss 366,494 388,138
Changes in fair value of financial assets attributable to movements in counterparty credit risk [text block table]	in € m. Dec 31, 2023 Dec 31, 2022 Notional value of financial assets exposed to credit risk 75 168 Annual change in the fair value reflected in the Statement of Income 1 0 Cumulative change in the fair value (0) 1 Notional of credit derivatives used to mitigate credit risk 40 90 Annual change in the fair value reflected in the Statement of Income (0) 0 Cumulative change in the fair value (1) 0
Changes in fair value of financial liabilities attributable to movements in the Groups credit risk [text block table]	Changes in fair value of financial liabilities attributable to movements in the Group’s credit risk1 in € m. Dec 31, 2023 Dec 31, 2022 Presented in Other comprehensive Income Cumulative change in the fair value 19 77 Presented in Statement of income Annual change in the fair value reflected in the Statement of Income 0 0 Cumulative change in the fair value 0 0 1 The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Group’s credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds
Transfers of the cumulative gains or losses within equity during the period [text block table]	Transfers of the cumulative gains or losses within equity during the period in € m. Dec 31, 2023 Dec 31, 2022 Cumulative gains or losses within equity during the period 0 0
Amounts realized on derecognition of liabilities designated at FVtPL [text block table]	Amounts realized on derecognition of liabilities designated at fair value through profit or loss in € m. Dec 31, 2023 Dec 31, 2022 Amount presented in other comprehensive income realized at derecognition 0 0
Excess of the Contractual Amount Repayable at Maturity over the Carrying Value of Financial Liabilities [text block table]	in € m. Dec 31, 2023 Dec 31, 2022 Including undrawn loan commitments² 1,769 3,308 Excluding undrawn loan commitments 1,104 892 1 Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date 2 The contractual cash flows at maturity for undrawn loan commitments assume full drawdown of the facility